Supplement dated October 30, 2025, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2025, for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Choice Income Variable Annuity

Pacific Choice 2 Variable Annuity

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific Odyssey Advantage

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Select Variable Annuity

Pacific Value

Pacific Value Edge

Pacific Quest

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Choice 2 Variable Annuity

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific Odyssey Advantage

Pacific Innovations Select

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Quest

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

The purpose of this supplement is to amend a prior announcement, changing certain underlying fund information. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the “Prospectus”) for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We”, “us”, or “our” refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; “you” or “your” refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

A previously communicated change dated October 9, 2025 regarding the Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series, is now targeted to become effective on or around December 1, 2025 instead of November 3, 2025. The APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes on or around December 1, 2025:

●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.
●	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

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